UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4339
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Sphere 500 Climate Fund

Semiannual Report
March 31, 2023

Sphere 500 Climate Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	24
Expense Example	33
Statement Regarding Liquidity Risk Management Program	35
Notice to Shareholders	36
Notice of Privacy Policy and Practices	37

Sphere 500 Climate Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at March 31, 2023 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2%	Shares	Value

BASIC MATERIALS – 1.6%

Chemicals – 1.1%
Albemarle Corp.	16	$3,537
Celanese Corp.	13	1,416
CF Industries Holdings, Inc.	27	1,957
Dow, Inc.	99	5,427
DuPont de Nemours, Inc.	64	4,593
Ecolab, Inc.	35	5,794
FMC Corp	17	2,076
International Flavors & Fragrances, Inc.	35	3,219
LyondellBasell Industries NV – ADR	36	3,380
Mosaic Co.	47	2,156
PPG Industries, Inc.	33	4,408
Sherwin-Williams Co.	33	7,417
		45,380

Iron/Steel – 0.2%
Nucor Corp	35	5,407
Reliance Steel & Aluminum Co.	8	2,054
Steel Dynamics, Inc.	22	2,487
		9,948

Mining – 0.3%
Freeport-McMoRan, Inc.	201	8,223
Newmont Corp	111	5,441
		13,664
TOTAL BASIC MATERIALS		68,992

COMMUNICATIONS – 13.4%

Advertising – 0.2%
Omnicom Group, Inc.	54	2,011
The Interpublic Group of Cos., Inc.	28	2,641
Trade Desk, Inc. (a)	56	3,411
		8,063

Internet – 9.7%
Airbnb, Inc. (a)	35	4,354
Alphabet, Inc. (a)	1,460	151,643

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Internet – 9.7% (Continued)
Amazon.com, Inc. (a)	1,304	$134,690
Booking Holdings, Inc. (a)	5	13,262
CDW Corp.	18	3,508
DoorDash, Inc. (a)	32	2,034
eBay, Inc.	75	3,328
Etsy, Inc. (a)	17	1,893
Expedia Group, Inc. (a)	20	1,941
Gen Digital, Inc.	82	1,407
GoDaddy, Inc. (a)	20	1,554
Meta Platforms, Inc. (a)	252	53,409
Netflix, Inc. (a)	62	21,420
Okta, Inc. (a)	20	1,725
Palo Alto Networks, Inc. (a)	42	8,389
Pinterest, Inc. (a)	72	1,963
Uber Technologies, Inc. (a)	283	8,971
VeriSign, Inc. (a)	14	2,959
		418,450

Media – 1.3%
Charter Communications, Inc. (a)	14	5,006
Comcast Corp	588	22,291
FactSet Research Systems, Inc.	5	2,075
Liberty Media Corp-Liberty Formula One (a)	25	1,871
Walt Disney Co. (a)	258	25,834
		57,077

Telecommunications – 2.2%
Arista Networks, Inc. (a)	33	5,539
AT&T, Inc.	1,006	19,366
Cisco Systems, Inc.	578	30,215
Corning, Inc.	107	3,775
T-Mobile U.S., Inc. (a)	85	12,311
Verizon Communications, Inc.	593	23,062
		94,268
TOTAL COMMUNICATIONS		577,858

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

CONSUMER, CYCLICAL – 9.3%

Airlines – 0.2%
Delta Air Lines, Inc. (a)	89	$3,108
Southwest Airlines Co.	83	2,701
United Airlines Holdings, Inc. (a)	46	2,035
		7,844

Apparel – 0.4%
Deckers Outdoor Corp. (a)	3	1,349
NIKE, Inc.	141	17,292
		18,641

Auto Manufacturers – 2.4%
Cummins, Inc.	19	4,539
Ford Motor Co.	542	6,829
General Motors Co.	196	7,189
PACCAR, Inc.	72	5,270
Tesla, Inc. (a)	382	79,250
		103,077

Auto Parts & Equipment – 0.0%
BorgWarner, Inc. (a)	32	1,572

Distribution/Wholesale – 0.4%
Copart, Inc. (a)	60	4,513
Fastenal Co.	80	4,315
LKQ Corp	37	2,100
Pool Corp	5	1,712
WW Grainger, Inc.	6	4,133
		16,773

Entertainment – 0.0%
Live Nation Entertainment, Inc. (a)	22	1,540

Home Builders – 0.2%
DR Horton, Inc.	42	4,103
Lennar Corp	32	3,363
PulteGroup, Inc. (a)	31	1,807
		9,273

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Leisure Time – 0.1%
Carnival Corp. – ADR (a)	141	$1,431
Royal Caribbean Cruises Ltd – ADR (a)	32	2,090
		3,521

Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	37	5,212
Las Vegas Sands Corp (a)	46	2,643
Marriott International, Inc.	34	5,645
MGM Resorts International	43	1,910
		15,410

Retail – 5.2%
AutoZone, Inc. (a)	2	4,916
Best Buy Co., Inc.	27	2,113
Burlington Stores, Inc. (a)	9	1,819
Chipotle Mexican Grill, Inc. (a)	3	5,125
Costco Wholesale Corp	62	30,806
Darden Restaurants, Inc.	17	2,638
Dollar General Corp	31	6,524
Dollar Tree, Inc. (a)	29	4,163
Domino’s Pizza, Inc.	4	1,320
Five Below, Inc. (a)	7	1,442
Genuine Parts Co.	19	3,179
Home Depot, Inc.	143	42,202
Lowe’s Cos, Inc.	84	16,797
Lululemon Athletica, Inc. (a)	15	5,463
McDonald’s Corp	103	28,800
O’Reilly Automotive, Inc. (a)	8	6,792
Ross Stores, Inc.	48	5,094
Starbucks Corp.	159	16,557
Target Corp.	64	10,600
TJX Cos., Inc.	162	12,694
Tractor Supply Co.	15	3,526
Ulta Beauty, Inc. (a)	7	3,820
Walgreens Boots Alliance, Inc.	100	3,458
Yum! Brands, Inc.	39	5,151
		224,999
TOTAL CONSUMER, CYCLICAL		402,650

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

CONSUMER, NON-CYCLICAL – 23.0%

Beverages – 2.0%
Brown-Forman Corp	32	$2,057
Coca-Cola Co.	550	34,117
Constellation Brands, Inc.	23	5,195
Keurig Dr Pepper, Inc.	123	4,339
Monster Beverage Corp (a)	104	5,617
PepsiCo, Inc.	194	35,366
		86,691

Biotechnology – 2.3%
Alnylam Pharmaceuticals, Inc. (a)	17	3,406
Amgen, Inc.	75	18,131
Biogen, Inc. (a)	20	5,561
BioMarin Pharmaceutical, Inc. (a)	26	2,528
Corteva, Inc.	100	6,031
Gilead Sciences, Inc.	176	14,603
Horizon Therapeutics PLC – ADR (a)	31	3,383
Illumina, Inc. (a)	22	5,116
Incyte Corp (a)	26	1,879
Moderna, Inc. (a)	49	7,525
Regeneron Pharmaceuticals, Inc. (a)	14	11,503
Royalty Pharma PLC – ADR	53	1,910
Sarepta Therapeutics, Inc. (a)	11	1,516
Seagen, Inc. (a)	19	3,847
Vertex Pharmaceuticals, Inc. (a)	36	11,343
		98,282

Commercial Services – 2.1%
Automatic Data Processing, Inc.	58	12,912
Block, Inc. (a)	68	4,668
Cintas Corp	12	5,552
CoStar Group, Inc. (a)	56	3,856
Equifax, Inc.	17	3,448
FleetCor Technologies, Inc. (a)	9	1,898
Gartner, Inc. (a)	10	3,258
Global Payments, Inc.	36	3,789
MarketAxess Holdings, Inc.	5	1,956

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Commercial Services – 2.1% (Continued)
Moody’s Corp	24	$7,344
PayPal Holdings, Inc. (a)	159	12,074
Quanta Services, Inc.	20	3,333
S&P Global, Inc.	45	15,515
TransUnion	27	1,678
United Rentals, Inc. (a)	9	3,562
Verisk Analytics, Inc.	21	4,029
		88,872

Cosmetics/Personal Care – 1.4%
Colgate-Palmolive Co.	110	8,266
The Estee Lauder Cos., Inc.	21	5,176
The Procter & Gamble Co.	333	49,514
		62,956

Food – 1.2%
Conagra Brands, Inc.	67	2,517
General Mills, Inc.	83	7,093
Hershey Co.	14	3,562
J M Smucker Co.	14	2,203
Kellogg Co.	47	3,147
Kraft Heinz Co.	112	4,331
Kroger Co.	100	4,937
Lamb Weston Holdings, Inc.	20	2,091
McCormick & Co., Inc.	34	2,829
Mondelez International, Inc.	192	13,386
Sysco Corp.	71	5,483
		51,579

Healthcare-Products – 4.2%
Abbott Laboratories	243	24,606
Align Technology, Inc. (a)	10	3,341
Avantor, Inc. (a)	94	1,987
Baxter International, Inc.	71	2,880
Bio-Techne Corp	22	1,632
Boston Scientific Corp (a)	202	10,106
Cooper Cos., Inc.	6	2,240

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Healthcare-Products – 4.2% (Continued)
Danaher Corp	91	$22,935
Edwards Lifesciences Corp (a)	85	7,032
Exact Sciences Corp. (a)	24	1,627
Hologic, Inc. (a)	34	2,744
IDEXX Laboratories, Inc. (a)	11	5,501
Insulet Corp (a)	9	2,871
Intuitive Surgical, Inc. (a)	49	12,518
Medtronic PLC – ADR	187	15,076
PerkinElmer, Inc.	16	2,132
ResMed, Inc.	20	4,380
STERIS PLC – ADR	13	2,487
Stryker Corp	47	13,417
Thermo Fisher Scientific, Inc.	54	31,124
Waters Corp (a)	8	2,477
West Pharmaceutical Services, Inc.	10	3,465
Zimmer Biomet Holdings, Inc.	29	3,747
		180,325

Healthcare-Services – 2.6%
Catalent, Inc. (a)	25	1,643
Centene Corp (a)	77	4,867
Charles River Laboratories International, Inc. (a)	7	1,413
Elevance Health, Inc.	33	15,174
HCA Healthcare, Inc.	28	7,383
Humana, Inc.	17	8,253
IQVIA Holdings, Inc. (a)	26	5,171
Laboratory Corp of America Holdings	12	2,753
Molina Healthcare, Inc. (a)	8	2,140
Quest Diagnostics, Inc.	15	2,122
UnitedHealth Group, Inc.	131	61,909
		112,828

Household Products/Wares – 0.3%
Avery Dennison Corp	11	1,968
Church & Dwight Co., Inc.	34	3,006
Clorox Co.	17	2,690
Kimberly-Clark Corp	47	6,309
		13,973

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Pharmaceuticals – 6.9%
AbbVie, Inc.	249	$39,683
AmerisourceBergen Corp	23	3,682
Becton Dickinson and Co.	40	9,902
Bristol-Myers Squibb Co.	296	20,516
Cardinal Health, Inc.	36	2,718
Cigna Group	41	10,477
CVS Health Corp	180	13,376
Dexcom, Inc. (a)	54	6,274
Eli Lilly & Co.	127	43,614
Johnson & Johnson	367	56,885
McKesson Corp	18	6,409
Merck & Co., Inc.	358	38,088
Pfizer Inc.	793	32,354
Viatris, Inc. (a)	167	1,606
Zoetis Inc.	65	10,819
		296,403
TOTAL CONSUMER, NON-CYCLICAL		991,909

ENERGY – 0.2%

Energy-Alternate Sources – 0.2%
Enphase Energy, Inc. (a)	18	3,785
First Solar, Inc. (a)	14	3,045
TOTAL ENERGY		6,830

FINANCIALS – 11.0%

Banks – 4.5%
Bank of America Corp	1,126	32,204
Bank of New York Mellon Corp.	112	5,089
Citigroup, Inc.	266	12,473
Fifth Third Bancorp	95	2,531
First Republic Bank	26	364
Goldman Sachs Group, Inc.	49	16,028
Huntington Bancshares, Inc.	202	2,262
JPMorgan Chase & Co.	412	53,688

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Banks – 4.5% (Continued)
KeyCorp	131	$1,640
M&T Bank Corp	23	2,750
Morgan Stanley	183	16,067
Northern Trust Corp	29	2,556
PNC Financial Services Group, Inc.	56	7,118
Regions Financial Corp	131	2,431
State Street Corp	45	3,406
SVB Financial Group (a)	7	6
Truist Financial Corp	186	6,343
US Bancorp	215	7,751
Wells Fargo & Co.	535	19,998
		194,705

Diversified Financial Services – 4.2%
American Express Co.	83	13,691
Ameriprise Financial, Inc.	16	4,904
BlackRock, Inc.	21	14,052
Capital One Financial Corp	53	5,096
Charles Schwab Corp.	196	10,266
CME Group, Inc.	50	9,576
Discover Financial Services	36	3,558
Intercontinental Exchange, Inc.	78	8,135
LPL Financial Holdings, Inc.	11	2,226
Mastercard, Inc.	133	48,334
Nasdaq, Inc.	47	2,570
Raymond James Financial, Inc.	27	2,518
Synchrony Financial	61	1,774
T Rowe Price Group, Inc.	31	3,500
Visa, Inc.	229	51,630
		181,830

Insurance – 2.0%
Aflac, Inc.	85	5,484
Allstate Corp.	36	3,989
American International Group, Inc.	103	5,187
Arthur J Gallagher & Co.	29	5,548
Brown & Brown, Inc.	30	1,723

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Insurance – 2.0% (Continued)
Chubb Ltd – ADR	58	$11,262
Cincinnati Financial Corp	20	2,242
Equitable Holdings, Inc.	50	1,269
Everest Re Group Ltd – ADR (c)	4	1,432
Hartford Financial Services Group, Inc.	44	3,066
Loews Corp	29	1,683
Markel Corp. (a)	1	1,277
Marsh & McLennan Cos., Inc.	69	11,492
MetLife, Inc.	91	5,273
Principal Financial Group, Inc.	34	2,527
Progressive Corp.	82	11,731
Prudential Financial, Inc.	51	4,220
Travelers Cos., Inc.	32	5,485
W R Berkley Corp	29	1,806
		86,696

Private Equity – 0.2%
Ares Management Corp	22	1,836
Blackstone, Inc.	99	8,696
		10,532

Real Estate – 0.1%
CBRE Group, Inc. (a)	42	3,058
TOTAL FINANCIALS		476,821

INDUSTRIALS – 5.7%

Aerospace/Defense – 0.1%
Howmet Aerospace, Inc.	53	2,246

Building Materials – 0.3%
Builders FirstSource, Inc. (a)	19	1,687
Carrier Global Corp	117	5,353
Johnson Controls International PLC – ADR (a)	96	5,781
Martin Marietta Materials, Inc.	7	2,486
Masco Corp	31	1,541
Trane Technologies PLC – ADR	32	5,887
Vulcan Materials Co. (a)	18	3,088
		25,823

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Electrical Components & Equipment – 0.3%
AMETEK, Inc.	32	$4,651
Emerson Electric Co.	80	6,971
		11,622

Electronics – 0.5%
Agilent Technologies, Inc.	41	5,672
Fortive Corp	49	3,340
Hubbell, Inc.	7	1,703
Jabil, Inc. (a)	18	1,587
Keysight Technologies, Inc. (a)	25	4,037
Mettler-Toledo International, Inc. (a)	3	4,591
Trimble, Inc. (a)	34	1,782
		22,712

Engineering and Construction – 0.3%
AECOM (a)	19	1,602

Environmental Control – 0.3%
Republic Services, Inc.	29	3,921
Waste Management, Inc.	57	9,301
		13,222

Hand/Machine Tools – 0.1%
Snap-on, Inc.	7	1,728
Stanley Black & Decker, Inc.	21	1,692
		3,420

Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	72	16,476

Machinery-Diversified – 1.0%
Deere & Co.	39	16,103
Dover Corp	19	2,887
Graco, Inc.	23	1,679
IDEX Corp	10	2,310
Ingersoll Rand, Inc.	57	3,316
Nordson Corp	7	1,556
Otis Worldwide Corp	58	4,895
Rockwell Automation, Inc.	16	4,695

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Machinery-Diversified – 1.0% (Continued)
Toro Co.	13	$1,445
Westinghouse Air Brake Technologies Corp	25	2,527
Xylem, Inc.	23	2,408
		43,821

Miscellaneous Manufacturing – 0.8%
3M Co.	77	8,093
Carlisle Cos., Inc.	7	1,583
Eaton Corp PLC – ADR	56	9,595
Illinois Tool Works, Inc.	39	9,495
Parker-Hannifin Corp	18	6,050
		34,816

Packaging & Containers – 0.0%
Packaging Corp of America	12	1,666

Transportation – 1.6%
CH Robinson Worldwide, Inc.	16	1,590
CSX Corp	291	8,713
Expeditors International of Washington, Inc.	21	2,312
FedEx Corp	32	7,312
JB Hunt Transport Services, Inc.	11	1,930
Norfolk Southern Corp	32	6,784
Old Dominion Freight Line, Inc.	13	4,431
Union Pacific Corp	86	17,308
United Parcel Service, Inc.	102	19,787
		70,167
TOTAL INDUSTRIALS		247,593

TECHNOLOGY – 28.9%

Computers – 9.6%
Amdocs Ltd – ADR	17	1,633
Apple, Inc.	2,233	368,222
Cognizant Technology Solutions Corp	71	4,326
Crowdstrike Holdings, Inc. (a)	28	3,843
EPAM Systems, Inc. (a)	7	2,093

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Computers – 9.6% (Continued)
Fortinet, Inc. (a)	93	$6,181
Hewlett Packard Enterprise Co.	182	2,899
HP, Inc.	124	3,639
International Business Machines .	128	16,780
NetApp, Inc.	30	1,916
Seagate Technology Holdings PLC – ADR (a)	26	1,719
Western Digital Corp (a)	44	1,657
		414,908

Office/Business Equipment – 0.1%
Zebra Technologies Corp (a)	7	2,226

Semiconductors – 6.9%
Advanced Micro Devices, Inc. (a)	226	22,150
Analog Devices, Inc.	71	14,003
Applied Materials, Inc.	118	14,494
Broadcom, Inc.	57	36,568
Entegris, Inc.	19	1,558
Intel Corp	584	19,079
KLA Corp	19	7,584
Lam Research Corp	18	9,542
Lattice Semiconductor Corp. (a)	19	1,814
Marvell Technology, Inc. (a)	119	5,153
Microchip Technology, Inc.	75	6,284
Micron Technology, Inc.	153	9,232
Monolithic Power Systems, Inc.	6	3,003
NVIDIA Corp	334	92,775
ON Semiconductor Corp (a)	60	4,939
QUALCOMM, Inc.	157	20,030
Skyworks Solutions, Inc.	22	2,596
Teradyne, Inc.	21	2,258
Texas Instruments, Inc.	130	24,181
		297,243

Software – 12.3%
Activision Blizzard, Inc.	102	8,730
Adobe, Inc. (a)	64	24,664
Akamai Technologies, Inc. (a)	21	1,644
ANSYS, Inc. (a)	12	3,994

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

Software – 12.3% (Continued)
Autodesk, Inc. (a)	30	$6,245
Broadridge Financial Solutions, Inc. (a)	16	2,345
Cadence Design Systems, Inc. (a)	38	7,983
Cloudflare, Inc. (a)	35	2,158
Datadog, Inc. (a)	38	2,761
DocuSign, Inc. (a)	28	1,632
Electronic Arts, Inc.	36	4,336
Fair Isaac Corp. (a)	3	2,108
Fidelity National Information Services, Inc.	83	4,509
Fiserv, Inc. (a)	88	9,947
HubSpot, Inc. (a)	6	2,573
Intuit, Inc.	38	16,942
Jack Henry & Associates, Inc.	10	1,507
Microsoft Corp.	1,050	302,715
MongoDB, Inc. (a)	9	2,098
MSCI, Inc.	10	5,597
Oracle Corp	218	20,257
Paychex, Inc.	45	5,157
Paycom Software, Inc. (a)	6	1,824
PTC, Inc. (a)	15	1,923
ROBLOX Corp (a)	68	3,059
Roper Technologies, Inc.	14	6,170
Salesforce, Inc. (a)	135	26,970
ServiceNow, Inc. (a)	28	13,012
Snowflake, Inc. (a)	39	6,017
Splunk, Inc. (a)	21	2,013
SS&C Technologies Holdings, Inc.	30	1,694
Synopsys, Inc. (a)	21	8,111
Take-Two Interactive Software, Inc. (a)	22	2,625
Twilio, Inc. (a)	23	1,532
Tyler Technologies, Inc. (a)	5	1,773
Veeva Systems, Inc. (a)	18	3,308
Vmware, Inc. (a)	30	3,746
Workday, Inc. (a)	22	4,544
Zoom Video Communications, Inc. (a)	27	1,994
		530,217
TOTAL TECHNOLOGY		1,244,594

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
COMMON STOCKS – 93.2% (Continued)	Shares	Value

UTILITIES – 0.1%
Water – 0.1%
American Water Works Co., Inc.	27	$3,955
Essential Utilities, Inc.	37	1,615
TOTAL UTILITIES		5,570
TOTAL COMMON STOCKS
(Cost $3,987,884)		4,022,817

REITS – 2.9%
Alexandria Real Estate Equities, Inc. (a)	24	3,014
American Tower Corp	65	13,282
AvalonBay Communities, Inc. (a)	19	3,193
Camden Property Trust	14	1,468
Crown Castle, Inc.	60	8,030
Digital Realty Trust, Inc.	41	4,031
Equinix, Inc.	13	9,373
Equity LifeStyle Properties, Inc.	25	1,678
Equity Residential	52	3,120
Essex Property Trust, Inc.	9	1,882
Extra Space Storage, Inc.	18	2,933
Gaming and Leisure Properties, Inc.	35	1,822
Healthpeak Properties, Inc.	77	1,692
Host Hotels & Resorts, Inc.	99	1,632
Invitation Homes, Inc.	86	2,686
Iron Mountain, Inc.	40	2,116
Kimco Realty Corp	84	1,640
Mid-America Apartment Communities, Inc.	16	2,417
Prologis, Inc.	130	16,220
Public Storage	21	6,345
Realty Income Corp	93	5,889
Rexford Industrial Realty, Inc.	27	1,611
SBA Communications Corp	15	3,916
Simon Property Group, Inc.	45	5,039
Sun Communities, Inc.	17	2,395
UDR, Inc.	46	1,889
Ventas, Inc.	56	2,428

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2023 (Unaudited)

	Number of
REITS – 2.9% (Continued)	Shares	Value
VICI Properties, Inc.	141	$4,599
Welltower, Inc.	69	4,947
Weyerhaeuser Co.	103	3,103
WP Carey, Inc.	29	2,246
TOTAL REITS
(Cost $135,420)		126,636

SHORT-TERM INVESTMENTS – 3.8%

MONEY MARKET FUNDS – 3.8%
U.S. Bank Money Market Deposit Account – 4.48%	163,112	163,112
TOTAL SHORT-TERM INVESTMENTS
(Cost $163,112)		163,112
TOTAL INVESTMENTS
(Cost $4,286,416) – 99.9%		4,312,565
Other Assets in Excess of Liabilities – 0.1%		5,620
TOTAL NET ASSETS – 100.00%		$4,318,185

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF ASSETS AND LIABILITIES
at March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost of $4,286,416)	$4,312,565
Receivables:
Fund shares sold	3,136
Dividends and interest	2,722
Total assets	4,318,423

Liabilities:
Payables:
Advisory fee	238
Total liabilities	238

Net assets	$4,318,185

Net assets consist of:
Paid in capital	$4,311,302
Total distributable earnings	6,883
Net assets	$4,318,185

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	4,318,185
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	230,601
Net asset value, offering price and redemption price per share	$18.73

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2023 (Unaudited)

Investment income:
Dividends and Interest	$26,384
Total investment income	26,384

Expenses:
Investment advisory fees (Note 4)	975
Total expenses	975
Net investment income	$25,409

Realized and unrealized gain (loss):
Net realized loss on transactions from:
Investments	$(11,343)
Net change in unrealized appreciation on investments	312,966
Net realized and unrealized gain	301,623
Net increase in net assets resulting from operations	$327,032

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	March 31, 2023	Period Ended
	(Unaudited)	September 30, 2022*
Operations:
Net investment income	$25,409	$10,249
Net realized loss on investments	(11,343)	(25,344)
Net change in unrealized
appreciation/(depreciation) on investments	312,966	(286,817)
Net increase (decrease) in net assets
resulting from operations	327,032	(301,912)

Distributions:
Distributed earnings	(17,911)	(326)
Total distributed earnings	(17,911)	(326)

Capital Share Transactions:
Proceeds from shares sold	2,735,197	1,749,606
Proceeds from shares issued to holders
in reinvestment of dividends	16,590	326
Cost of shares redeemed	(187,180)	(3,237)
Net increase in net assets from
capital share transactions	2,564,607	1,746,695
Total increase in net assets	2,873,728	1,444,457

Net Assets:
Beginning of period	1,444,457	—
End of period	$4,318,185	$1,444,457

Changes in Shares Outstanding:
Shares sold	152,957	87,434
Shares issued to holders in reinvestment of dividends	941	15
Shares redeemed	(10,591)	(155)
Net increase in shares outstanding	143,307	87,294

*	The Sphere 500 Fossil Free Fund commenced operations on October 4, 2021.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	Period ended		October 4, 2021
	March 31, 2023		Through
	(Unaudited)		September 30, 2022*
Net Asset Value – Beginning of Period	$16.55		$20.00

Income from Investment Operations:
Net investment income[1]	0.16		0.22
Net realized and unrealized gain (loss) on investments	2.15		(3.66)
Total from investment operations	2.31		(3.44)

Less Distributions:
Dividends from net investment income	(0.13)		(0.01)
Total distributions	(0.13)		(0.01)

Net Asset Value – End of Period	$18.73		$16.55

Total Return	13.98	%^	(17.20	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,318		$1,444
Ratio of operating expenses to average net assets:	0.07	%+	0.11	%+
Ratio of net investment income to average net assets:	1.82	%+	1.15	%+
Portfolio turnover rate	2	%^	14	%^

*	Commencement of operations for the Fund was October 4, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS
at March 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Sphere 500 Climate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 4, 2021. Reflection Asset Management, LLC serves as the investment adviser to the Fund. As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The investment objective of the Fund is to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”). The Index is a modified version of the BITA 500 US Giants Index (the “Reference Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on a tax return. The tax return for the current year is open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2023 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2023 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2023 (Unaudited)

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 or Level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2023 (Unaudited)

portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$68,992	$—	$—	$68,992
Communications	577,858	—	—	577,858
Consumer, Cyclical	402,650	—	—	402,650
Consumer, Non-Cyclical	991,909	—	—	991,909
Energy	6,830	—	—	6,830
Financial	476,821	—	—	476,821
Industrial	247,593	—	—	247,593
Technology	1,244,594	—	—	1,244,594
Utilities	5,570	—	—	5,570
Total Common Stocks	4,022,817	—	—	4,022,817
REITs	126,636	—	—	126,636
Short-term Investments	163,112	—	—	163,112
Total Investments in Securities	$4,312,565	$—	$—	$4,312,565

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2023, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund. For the six months ended March 31, 2023, the Fund incurred $975 in advisory fees.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Reflection Asset Management, the Fund pays a unified management fee to the Advisor, which is calculated daily and paid monthly. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2023 (Unaudited)

deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder servicing, and the advisory fee payable to the Advisor.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent and Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended March 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Sphere 500 Climate Fund	$2,542,204	$50,256

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$1,660,578
Gross unrealized appreciation	13,418
Gross unrealized depreciation	(314,521)
Net unrealized depreciation	(301,103)
Undistributed ordinary income	9,934
Undistributed long-term capital gain	—
Total distributable earnings	9,934
Capital loss carry-forwards	—
Other accumulated gains/(losses)	(11,069)
Total accumulated earnings/(losses)	$(302,238)

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2023 (Unaudited)

At September 30, 2022, the Fund had short-term tax basis capital losses of $11,064 with no expiration date and no long-term tax basis capital losses.

The tax character of distributions paid during the fiscal period ended September 30, 2022, was as follows:

Period Ended
September 30, 2022
Ordinary income	$326

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Climate Investing Considerations Risk:  Considerations to mitigate climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate-friendly considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, growth concerns persist. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, rising government debt in the U.S. and trade tensions have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2023 (Unaudited)

Small Fund Risk:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Common Stock Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Large-Capitalization Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Passive Investment Risk:  The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Index Calculation Risk:  There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2023 (Unaudited)

information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Cybersecurity Risk:  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Third Party Data Risk: The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk:  As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Operational Risk:  Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2023 (Unaudited)

NOTE 9 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of Sphere 500 Climate fund, a series of Manager Directed Portfolios Trust. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Sphere 500 Climate Fund as of and for the fiscal year ended 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended 2022, and during the subsequent interim period through February 18, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Sphere 500 Climate Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements.

On February 18, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fund’s September 30, 2023 fiscal year.

During the fiscal year ended September 30, 2022, and during the subsequent interim period through February 18, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Sphere 500 Climate Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Sphere 500 Climate Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Sphere 500 Climate Fund

EXPENSE EXAMPLE
at March 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2022 to March 31, 2023, for the Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sphere 500 Climate Fund

EXPENSE EXAMPLE (Continued)
at March 31, 2023 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	10/1/2022	3/31/2023	10/1/2022-3/31/2023
Actual	$1,000.00	$1,139.80	$0.37
Hypothetical (5% return
before expenses)	$1,000.00	$1,024.58	$0.35

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.07% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the prior six months of operation).

Sphere 500 Climate Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On November 18, 2022, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period October 4, 2021 through June 30, 2022 (the “Report”). The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate. The Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Sphere 500 Climate Fund

NOTICE TO SHAREHOLDERS
at March 31, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-366-3863 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-800-366-3863. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-366-3863.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-366-3863 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Sphere 500 Climate Fund

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you. We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-800-366-3863.

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Investment Adviser
Reflection Asset Management, LLC
1000 Palm Boulevard
Isle of Palms, South Carolina 29451

Independent Registered Public Accounting Firm
Cohen and Company
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, Pennsylvania 19317

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.
(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.
(a)

(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

 (2)  A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)  Change in the registrant’s independent public accountant. There was a change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Manager Directed Portfolios

By (Signature and Title)* /s/ Scott M. Ostrowski
  Scott M. Ostrowski, President/ Principal Executive Officer

Date  05/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Scott M. Ostrowski
  Scott M. Ostrowski, President/ Principal Executive Officer

Date  05/31/2023

By (Signature and Title)* /s/ Ryan Frank
  Ryan Frank, Treasurer/ Principal Financial Officer

Date  05/31/2023

* Print the name and title of each signing officer under his or her signature.